Loans, net - Summary of portfolio classified by maturity dates (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Disclosure of provision matrix [line items]
Direct loans	S/ 46,520,382	S/ 45,502,998	S/ 43,005,583
Past due and under legal collection loans [member]
Disclosure of provision matrix [line items]
Direct loans	48,249,158	47,025,350
Commercial loans [member]
Disclosure of provision matrix [line items]
Direct loans	470,242	502,474
Consumer loans [member]
Disclosure of provision matrix [line items]
Direct loans	764,408	472,255
Mortgage loans [member]
Disclosure of provision matrix [line items]
Direct loans	270,520	234,387
Small and micro-business loans [member]
Disclosure of provision matrix [line items]
Direct loans	146,981	156,856
Up to 4 months [member] | Past due and under legal collection loans [member]
Disclosure of provision matrix [line items]
Direct loans	484,808	423,906
Up to 4 months [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Direct loans	98,263	150,607
Up to 4 months [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Direct loans	284,954	143,867
Up to 4 months [member] | Mortgage loans [member]
Disclosure of provision matrix [line items]
Direct loans	35,934	30,484
Up to 4 months [member] | Small and micro-business loans [member]
Disclosure of provision matrix [line items]
Direct loans	65,657	98,948
Over 4 months [member] | Past due and under legal collection loans [member]
Disclosure of provision matrix [line items]
Direct loans	697,246	401,508
Over 4 months [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Direct loans	143,170	106,081
Over 4 months [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Direct loans	401,164	220,226
Over 4 months [member] | Mortgage loans [member]
Disclosure of provision matrix [line items]
Direct loans	94,568	48,316
Over 4 months [member] | Small and micro-business loans [member]
Disclosure of provision matrix [line items]
Direct loans	58,344	26,885
Under legal collection [member] | Past due and under legal collection loans [member]
Disclosure of provision matrix [line items]
Direct loans	470,097	540,558
Under legal collection [member] | Commercial loans [member]
Disclosure of provision matrix [line items]
Direct loans	228,809	245,786
Under legal collection [member] | Consumer loans [member]
Disclosure of provision matrix [line items]
Direct loans	78,290	108,162
Under legal collection [member] | Mortgage loans [member]
Disclosure of provision matrix [line items]
Direct loans	140,018	155,587
Under legal collection [member] | Small and micro-business loans [member]
Disclosure of provision matrix [line items]
Direct loans	22,980	31,023
Gross carrying amount [member]
Disclosure of provision matrix [line items]
Direct loans	46,597,007	45,659,378
Gross carrying amount [member] | Up to 1 month [member]
Disclosure of provision matrix [line items]
Direct loans	4,461,634	4,945,881
Gross carrying amount [member] | From 1 to 3 months [member]
Disclosure of provision matrix [line items]
Direct loans	5,781,509	5,708,262
Gross carrying amount [member] | From 3 months to 1 year [member]
Disclosure of provision matrix [line items]
Direct loans	10,831,137	10,220,204
Gross carrying amount [member] | From 1 to 5 years [member]
Disclosure of provision matrix [line items]
Direct loans	19,500,481	18,916,603
Gross carrying amount [member] | Over 5 years [member]
Disclosure of provision matrix [line items]
Direct loans	S/ 6,022,246	S/ 5,868,428